Risk management and concentrations of risk (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss on derivative financial instruments	$ (161)	$ 0	$ 0
Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(145)
Amortization of amount excluded from hedge effectiveness	(11)
Reclassification from accumulated other comprehensive income	(5)
Loss on derivative financial instruments	(161)
Realized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	0
Amortization of amount excluded from hedge effectiveness	0
Reclassification from accumulated other comprehensive income	0
Loss on derivative financial instruments	0
Unrealized Gains (Losses) [Member] | Interest Rate Swap [Member]
Ineffective portion of cash flow hedge	(145)
Amortization of amount excluded from hedge effectiveness	(11)
Reclassification from accumulated other comprehensive income	(5)
Loss on derivative financial instruments	$ (161)